Fees Summary	Apr. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 35,752,345.68
Previously Paid Amount	0.00
Total Fee Amount	4,937.40
Total Offset Amount	0.00
Net Fee	4,937.40
Narrative - Max Aggregate Offering Price	$ 35,752,345.68
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true